Options and Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
6.	Options and Warrants

Amended and Restated 2004 Long-Term Incentive Plan

Over the past several years, shareholders have approved various modifications to the Amended and Restated 2004 Long-Term Incentive Plan (the “Plan”) so that as of March 31, 2014, 550 shares of the Company's common stock were reserved for the issuance of restricted stock and incentive and nonqualified stock options to directors, officers and employees of and advisors to the Company. Exercise prices are determined by the Board of Directors on the dates of grants. The Company issues new shares when stock options are exercised.

As of March 31, 2014, 370 options and 44 warrants in the Plan were outstanding with a weighted average exercise price of $5.08 and $36.38 per share, respectively.

10.	Options and Warrants

Amended and Restated 2004 Long-Term Incentive Plan

Over the past several years, shareholders have approved various modifications to the Amended and Restated 2004 Long-Term Incentive Plan (the “Plan”) so that as of December 31, 2013,  550 shares of the Company's common stock were reserved for the issuance of restricted stock and incentive and nonqualified stock options to directors, officers and employees of and advisors to the Company.  Exercise prices are determined by the board of directors on the dates of grants.  The Company issues new shares when stock options are exercised.

The following table summarizes stock option activity for options granted under and outside of the Plan for 2013 and 2012:

				Weighted-
				Average
		Weighted-		Remaining
		Average	Weighted-	Contractual
	Number of	Exercise	Average	Term
	Stock Options	Price	Fair Value	(Years)

Balance at December 31, 2011	359	$6.96	$4.20	7.7

Granted	55	3.76	2.40
Exercised	(10)	2.44	2.00
Cancelled	(120)	11.08	4.00

Balance at December 31, 2012	285	4.76	4.04	6.9

Granted	181	4.24	3.44
Exercised	-	-	-
Cancelled	(93)	2.88	4.20

Balance at December 31, 2013	372	$4.96	$3.68	8.1

Exercisable at December 31, 2012	171	$4.68	$4.60	5.5
Exercisable at December 31, 2013	153	$5.60	$4.08	6.7
Vested during 2013	69	$4.40	$3.12
Nonvested at December 31, 2013	219	$4.52	$3.40	9.1

The aggregate fair value of options which vested in 2013 and 2012 was $34 and $229, respectively.

Intrinsic value as of December 31, 2013 is based on the fair value price of $5.80 per share, which was the closing price of the stock on December 31, 2013.  The intrinsic value of options outstanding and exercisable during 2013 is $1,984 and $828.  There were no in-the-money options as of December 31, 2012.  Accordingly, there is no intrinsic value of options outstanding or for options exercisable as of December 31, 2012.  The intrinsic value of options exercised during in 2012 was $96.

At the end of each of 2012 and 2013 warrants to purchase 44 shares were outstanding at a weighted average exercise price of $36.38 per share. The warrants have an average fair value of $1.32 per share and an aggregate fair value of $228, All warrants are fully vested and the weighted average remaining contractual term as of December 31, 2013 was 2.2 years and 3.2 years as of December 31, 2012.